CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	Apr. 17, 2026	Mar. 26, 2026
CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Reverse stock split	0.03125	0.03125